Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Common Share [Abstract]
Net Income	$ 1,939	$ 5,774
Less: Dividends of Preferred shares	0	(3,485)
Net income attributable to common shareholders	$ 1,939	$ 2,289
Weighted average common shares outstanding, basic (in shares)	4,626,197	1,482,756
Earnings per share, basic (in dollars per share)	$ 0.42	$ 1.54
Add: Dividends of Convertible preferred shares	$ 0	$ 1,001
Earnings attributable to common shareholders, diluted	$ 1,939	$ 3,290
Effect of Dilutive Securities [Abstract]
Series E Shares (in shares)	0	1,273,863
Weighted average common shares outstanding, diluted (in shares)	4,626,197	2,756,619
Earnings per share, diluted (in dollars per share)	$ 0.42	$ 1.19
Dilutive shares of warrants (in shares)	0